ACCOUNTS AND NOTES RECEIVABLE, NET - Accounts and notes receivable due (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS AND NOTES RECEIVABLE, NET
Balance at beginning of the year	¥ 134,569	¥ 99,620	¥ 68,921
Additional due to business combination			16,256
Additional provision charged to expense	54,512	34,949	14,990
Write-off of accounts receivable	(725)		(547)
Balance at end of the year	¥ 188,356	¥ 134,569	¥ 99,620